Concentration of Credit Risk (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Concentration of Credit Risk [Abstract]
Schedule of Single Customers Total Revenue	The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total revenue.
	For the six months ended March 31,
	2024	2023
Percentage of the Group’s total revenue
Customer E	15.14%	*
Customer H	12.60%	*
Customer G	10.66%
Customer A	*	14.88%
Customer B	*	10.76%
	As of March 31, 2024	As of September 30, 2023
Percentage of the Group’s accounts receivable
Customer E	47.70%	32.10%
Customer L	16.56%	*
Customer F	13.16%	19.52%
	As of March 31, 2024	As of September 30, 2023
Percentage of the Group’s contract liabilities
Customer M	16.88%	*
Customer G	*	16.72%
Customer I	*	26.44%
Customer J	*	13.22%
Customer B	*	28.50%
	For the six months ended March 31,
	2024	2023
Percentage of the Group’s purchase
Supplier J	25.68%	*
Supplier B	13.15%	15.63%
Supplier H	10.85%	*
Supplier A	*	19.39%
Supplier I	10.41%	*
	As of March 31, 2024	As of September 30, 2023
Percentage of the Group’s account payable
Supplier K	29.54%	23.66%
Supplier N	16.67%	*
Supplier C	*	34.66%
Supplier L	*	10.69%
Supplier M	13.91%	10.13%
	As of March 31, 2024	As of September 30, 2023
Percentage of the Group’s advance to
Supplier A	12.77%	*
Supplier J	10.12%	12.32%
Supplier H	*	22.38%
Supplier I	*	18.13%

*        represent percentage less than 10%

	For the years ended September 30,
	2023	2022	2021
Percentage of the Group’s total revenue
Customer A	11.95%	18.03%	19.70%
Customer B	10.73%	17.53%	*
Customer C	*	10.53%	*
Customer I	*	*	13.02%
	As of September 30,
	2023	2022
Percentage of the Group’s accounts receivable
Customer A	*	44.98%
Customer D	*	17.15%
Customer B	*	12.81%
Customer E	32.10%	*
Customer F	19.52%	*
	As of September 30,
	2023	2022
Percentage of the Group’s contract liabilities
Customer G	16.72%	*
Customer H	*	10.61%
Customer I	26.44%	15.08%
Customer J	13.22%	17.29%
Customer B	28.50%	*
	For the years ended September 30,
	2023	2022	2021
Percentage of the Group’s purchase
Supplier A	17.02%	20.59%	*
Supplier B	17.52%	15.97%	20.81%
Supplier C	11.04%	*	*
	As of September 30,
	2023	2022
Percentage of the Group’s account payable
Supplier D	*	15.82%
Supplier E	*	24.58%
Supplier F	*	16.92%
Supplier C	34.66%	*
Supplier K	23.66%	*
Supplier L	10.69%	*
Supplier M	10.13%	*
	As of September 30,
	2023	2022
Percentage of the Group’s advance to
Supplier G	*	12.02%
Supplier H	22.38%	*
Supplier I	18.13%	*
Supplier J	12.32%	*

*        represent percentage less than 10%